Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Schedule Of Income Tax Expense

	2012	2011	2010
Current	(Dollars in thousands)
Federal	$32,353	$25,889	$31,252
State	3,044	2,707	2,807
	35,397	28,596	34,059
Deferred
Federal	5,638	(8,933)	3,209
State	451	(714)	257
	6,089	(9,647)	3,466
	$41,486	$18,949	$37,525

Differences Between Effective Rates And Statutory Federal Income Tax Rate Computed On Income Before Income Tax Expense

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$40,600	35.0%	$20,073	35.0%	$36,878	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	3,495	3.0	1,993	3.4	3,064	2.9
Net tax-exempt interest income	(513)	(0.4)	(577)	(1.0)	(624)	(0.6)
Change in cash surrender value of BOLI	(517)	(0.4)	(638)	(1.1)	(421)	(0.4)
Low income housing tax credits	(2,081)	(1.8)	(1,397)	(2.4)	(1,209)	(1.1)
Other	502	0.4	(505)	(0.9)	(163)	(0.2)
	$41,486	35.8%	$18,949	33.0%	$37,525	35.6%

Deferred Income Tax Expense (Benefit) Results From Temporary Differences In Recognition Of Revenue And Expenses For Tax

	2012	2011	2010
	(Dollars in thousands)
Foundation contribution	$5,422	$(12,824)	$--
Mortgage servicing rights	(521)	(885)	774
ACL	1,617	(197)	(1,771)
FHLB prepayment penalty	--	--	1,283
FHLB stock dividends	1,650	1,432	2,206
Other, net	(2,079)	2,827	974
	$6,089	$(9,647)	$3,466

Components Of Net Deferred Income Tax Liabilities

	2012	2011
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$7,402	$12,824
ACL	2,246	3,863
Salaries and employee benefits	1,612	1,219
ESOP compensation	949	836
Other	4,194	2,630
Gross deferred income tax assets	16,403	21,372

Valuation allowance	(1,926)	(2,060)
Gross deferred income tax asset, net of valuation allowance	14,477	19,312

Deferred income tax liabilities:
FHLB stock dividends	20,478	18,828
Unrealized gain on AFS securities	14,712	16,203
Other	4,329	4,728
Gross deferred income tax liabilities	39,519	39,759

Net deferred tax liabilities	$25,042	$20,447

Reconciliation Of Beginning And Ending Amounts Of Unrecognized Tax Benefits

	2012	2011	2010
	(Dollars in thousands)
Balance at beginning of year	$68	$114	$2,848
Additions for tax positions of prior years	5	3	28
Increases (Reductions) for tax positions of prior years	65	(49)	(195)
Lapse of statute of limitations	--	--	(2,567)
Balance at end of year	$138	$68	$114